CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

CORPORATE BONDS - 95.6%	Par Value	Value
Communications - 9.5%
AppLovin Corp, 5.50%, due 12/01/2034	$ 750,000	$ 770,589
Cars.com, Inc. - 144A, 6.38%, due 11/01/2028(a)	850,000	850,218
Level 3 Financing, Inc. - 144A, 6.88%, due 06/30/2033(a)	750,000	767,459
Maxim Crane Works Holdings Capital, LLC - 144A, 11.50%, due 09/01/2028(a)	750,000	797,812
ROBLOX Corp - 144A, 3.88%, due 05/01/2030(a)	1,500,000	1,434,115
		4,620,193
Consumer Discretionary - 14.6%
American Axle & Manufacturing, Inc. - 144A, 7.75%, due 10/15/2033(a),(b)	750,000	763,934
Bath & Body Works, Inc., 6.69%, due 01/15/2027	870,000	886,389
Brinker International, Inc. - 144A, 8.25%, due 07/15/2030(a)	750,000	793,992
Ford Motor Co, 6.10%, due 08/19/2032	750,000	772,774
Kontoor Brands Inc - 144A, 4.13%, due 11/15/2029(a),(b)	500,000	477,121
Light & Wonder International Inc - 144A, 7.50%, due 09/01/2031(a)	500,000	521,665
Patrick Industries, Inc. - 144A, 6.38%, due 11/01/2032(a),(b)	500,000	512,975
Penn National Gaming, Inc. - 144A, 5.63%, due 01/15/2027(a)	276,000	275,621
Royal Caribbean Cruises Ltd. - 144A, 6.00%, due 02/01/2033(a)	1,000,000	1,027,446
Vail Resorts Inc - 144A, 6.50%, due 05/15/2032(a)	500,000	518,874
Wayfair, Inc. - 144A, 6.75%, due 11/15/2032(a)	500,000	514,040
		7,064,831
Consumer Staples - 6.7%
Albertsons Companies, Inc. / Safeway, Inc. / New - 144A, 6.25%, due 03/15/2033(a)	750,000	770,986
Performance Food Group, Inc. - 144A, 4.25%, due 08/01/2029(a)	1,000,000	977,683
US Foods, Inc. - 144A, 4.75%, due 02/15/2029(a)	1,500,000	1,491,576
		3,240,245
Energy - 11.9%
Bristow Group, Inc. - 144A, 6.88%, due 03/01/2028(a)	750,000	750,923
Civitas Resources, Inc. - 144A, 9.63%, due 06/15/2033(a)	250,000	269,905
Global Partners LP / GLP Finance Corp - 144A, 7.13%, due 07/01/2033(a)	500,000	509,122
Nabors Industries, Inc. - 144A, 8.88%, due 08/15/2031(a)	500,000	485,046
Transocean Titan Financing Ltd. - 144A, 8.38%, due 02/01/2028(a)	1,416,667	1,446,816
USA Compression Partners LP / USA Compression - 144A, 7.13%, due 03/15/2029(a)	1,000,000	1,035,111
Venture Global LNG, Inc. - 144A, 9.88%, due 02/01/2032(a)	1,250,000	1,291,340
		5,788,263
Financials - 7.0%
Fortress Transportation and Infrastructure - 144A, 7.00%, due 06/15/2032(a)	1,000,000	1,051,253
Rithm Capital Corp - 144A, 8.00%, due 07/15/2030(a)	1,250,000	1,278,329
Synchrony Financial, 7.25%, due 02/02/2033(b)	500,000	537,106
VFH Parent, LLC / Valor Co-Issuer, Inc. - 144A, 7.50%, due 06/15/2031(a)	500,000	523,741
		3,390,429
Health Care - 2.1%
IQVIA Inc - 144A, 6.50%, due 05/15/2030(a)	1,000,000	1,037,391

Industrials - 19.4%
Allison Transmission, Inc. - 144A, 5.88%, due 06/01/2029(a)	500,000	507,632
American Airlines, Inc./AAdvantage Loyalty IP Ltd. - 144A, 5.50%, due 04/20/2026(a)	333,333	333,807
Genesee & Wyoming, Inc. - 144A, 6.25%, due 04/15/2032(a)	750,000	773,440
JetBlue Airways Corp / JetBlue Loyalty, L.P. - 144A, 9.88%, due 09/20/2031(a)	750,000	755,596
Mueller Water Products, Inc. - 144A, 4.00%, due 06/15/2029(a)	750,000	729,339
TransDigm, Inc. - 144A, 6.88%, due 12/15/2030(a)	1,500,000	1,569,760
Trinity Industries, Inc. - 144A, 7.75%, due 07/15/2028(a)	1,000,000	1,038,895
Tutor Perini Corporation - 144A, 11.88%, due 04/30/2029(a)	1,500,000	1,665,232
United Airlines, Inc. - 144A, 4.38%, due 04/15/2026(a)	1,000,000	998,751
Watco Cos LLC / Watco Finance Corp - 144A, 7.13%, due 08/01/2032(a)	1,000,000	1,047,307
		9,419,759
Materials - 2.1%
Cleveland-Cliffs, Inc. - 144A, 6.75%, due 04/15/2030(a)	1,000,000	1,028,381

Real Estate - 12.5%
Cushman & Wakefield US Borrower, LLC - 144A, 6.75%, due 05/15/2028(a)	1,100,000	1,105,840
Howard Hughes Corp/The - 144A, 5.38%, due 08/01/2028(a)	1,230,000	1,234,583
Iron Mountain Information Management Services Inc - 144A, 5.00%, due 07/15/2032(a)	1,000,000	954,665
Iron Mountain, Inc. - 144A, 5.25%, due 03/15/2028(a)	1,000,000	1,002,255

CANTOR FITZGERALD HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

CORPORATE BONDS - 95.6%(Continued)	Par Value	Value
Real Estate - 12.5% (Continued)
RHP Hotel Properties LP / RHP Finance Corp - 144A, 4.50%, due 02/15/2029(a)	$1,265,000	$1,252,401
VICI Properties LP / VICI Note Co Inc - 144A, 4.63%, due 12/01/2029(a)	500,000	499,024
		6,048,768
Technology - 9.8%
Cloud Software Group, Inc. - 144A, 9.00%, due 09/30/2029(a)	750,000	781,133
Coherent Corp - 144A, 5.00%, due 12/15/2029(a)	1,250,000	1,245,771
Elastic NV - 144A, 4.13%, due 07/15/2029(a)	1,500,000	1,452,700
SS&C Technologies, Inc. - 144A, 6.50%, due 06/01/2032(a)	750,000	780,310
ZoomInfo Technologies LLC/ZoomInfo Finance Corp - 144A, 3.88%, due 02/01/2029(a)	500,000	471,849
		4,731,763

Total Corporate Bonds (Cost $45,178,861)		46,370,023

MONEY MARKET FUNDS - 3.1%	Shares	Value
Fidelity Investments Money Market Government Portfolio - Class I, 3.66% (c) (Cost $1,489,279)	1,489,279	1,4’89,279

Total Investments at Value - 98.7% (Cost $46,668,140)		$ 47,859,302

Other Assets in Excess of Liabilities - 1.3%		621,493

Net Assets - 100.0%		$ 48,480,795

LLC	- Limited Liability Company
LP	- Limited Partnership
NV	- Naamioze Vennootschap
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of 144A securities is $43,403,165 or 89.5% of net assets.
(b)	Perpetual maturity.
(c)	The rate shown is the 7-day effective yield as of December 31, 2025.